Statement of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments:
Available-for-sale Securities, Debt Securities	$ 1,187,987	$ 1,177,718
Available-for-sale Securities, Equity Securities	36,930	42,301
Investments	1,224,917	1,220,019
Cash and Cash Equivalents, at Carrying Value	83,767	63,605
Accrued Investment Income Receivable	10,761	12,033
Premiums and Other Receivables, Net	382,621	336,676
Property, Plant and Equipment, Net	38,694	25,132
Prepaid Reinsurance Premiums	2,131	1,890
Reinsurance Recoverables	14,719	16,809
Deferred Policy Acquisition Costs	80,071	69,925
Deferred Tax Assets, Net	10,728	18,183
Receivable for securities sold	1,152	0
Other Assets	5,535	6,653
Goodwill	75,275	75,275
Assets	1,930,371	1,846,200
Liabilities:
Liability for Claims and Claims Adjustment Expense, Property Casualty Liability	495,403	477,833
Unearned Premiums	474,528	417,371
Reinsurance Payable	45	42
Long-term Debt	194,810	194,729
Accrued Sales Commission	30,605	18,960
Payable For Investments Purchased	10,818	419
Other Liabilities	62,373	81,819
Liabilities	1,268,582	1,191,173
Shareholders’ equity:
Common Stock, Value, Issued	21,358	21,228
Additional Paid in Capital, Common Stock	355,911	349,742
Retained Earnings (Accumulated Deficit)	652,423	619,335
Accumulated Other Comprehensive Income (Loss), Net of Tax	35,319	24,488
Treasury Stock, Value	(403,221)	(359,766)
Stockholders' Equity Attributable to Parent	661,789	655,027
Liabilities and Equity	$ 1,930,371	$ 1,846,200